Label	Element	Value
Chase Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chase Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund’s investment objective is to achieve the growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.53%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Growth Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses .
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  Chase Investment Counsel Corporation (the “Adviser”) generally considers a large-cap company to be one that has a market capitalization of $5 billion and above.  Large-cap company stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other large-cap company stocks.  The Fund may regularly have significant exposure to one or more economic sectors of the market.  For example, as of September 30, 2017, 40% of the Fund’s net assets were invested in securities within the technology sector.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depositary Receipts (“ADRs”).  The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity.  The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Growth Fund.  The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Growth Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk of investing in the Growth Fund.  The following additional risks could affect the value of your investment:

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.  Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

•
Management Risk – The Growth Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.  Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

The Growth Fund is intended for investors who:

•	Have a long-term investment horizon;

•	Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or

•	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Growth Fund.  The bar chart shows the annual returns for the Fund’s Class N shares from year to year.  The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1-year, 5-years, and 10-years and since inception compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chaseinv.com or by calling the Fund toll-free at 1-888-861-7556.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Growth Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-861-7556
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chaseinv.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N – Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.34% (quarter ended 3/31/2012) and the lowest return for a calendar quarter was -19.68% (quarter ended 12/31/2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2017)
Chase Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997
Chase Growth Fund | Lipper Large Cap Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large Cap Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997
Chase Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997
Chase Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	13.25%
Annual Return 2010	rr_AnnualReturn2010	12.98%
Annual Return 2011	rr_AnnualReturn2011	(1.46%)
Annual Return 2012	rr_AnnualReturn2012	13.42%
Annual Return 2013	rr_AnnualReturn2013	32.30%
Annual Return 2014	rr_AnnualReturn2014	13.48%
Annual Return 2015	rr_AnnualReturn2015	4.39%
Annual Return 2016	rr_AnnualReturn2016	2.55%
Annual Return 2017	rr_AnnualReturn2017	24.52%
Label	rr_AverageAnnualReturnLabel	Growth Fund, Class N Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.52%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.89%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.65%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1997
Chase Growth Fund | Class N | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Growth Fund, Class N Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.35%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.92%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[2]
Chase Growth Fund | Class N | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Growth Fund, Class N Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.47%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.03%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.89%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.47%	[2]
Chase Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Label	rr_AverageAnnualReturnLabel	Growth Fund, Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.78%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.14%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.90%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2007

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Growth Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses .
[2]	Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.